Operating segments (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of operating segments [abstract]
Summary of operating segments

	2019	2018

RxCrossroads	$60,853	$44,548

Others	2,363	669

	$63,216	$45,217